Investments Accounted for Using the Equity Method (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of associates [line items]
Net profit (loss) for the year	¥ 317,038	¥ 230,166	¥ 376,171
Other comprehensive income (loss)	594,535	594,261	321,245
Total comprehensive income for the year	911,574	824,427	697,416
Carrying amount of investments accounted for using the equity method	99,174	96,579
Aggregated individually immaterial associates
Disclosure of associates [line items]
Net profit (loss) for the year	(8,630)	(15,367)	76
Other comprehensive income (loss)	(892)	(497)	(299)
Total comprehensive income for the year	(9,522)	(15,863)	¥ (223)
Carrying amount of investments accounted for using the equity method	¥ 99,174	¥ 96,579